Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.8%
80,842	iShares 20+ Year Treasury Bond ETF	$10,677,611	1.9
87,429	iShares Russell 2000 ETF	17,946,551	3.2
164,844	Vanguard Russell 1000 Growth ETF	11,763,268	2.1
109,396	Vanguard S&P 500 ETF	45,417,937	8.0
138,814	Vanguard Value ETF	20,513,933	3.6

	Total Exchange-Traded Funds
	(Cost $94,403,123)	106,319,300	18.8

MUTUAL FUNDS: 81.1%
	Affiliated Investment Companies: 81.1%
4,049,673	Voya Intermediate Bond Fund - Class R6	38,714,876	6.9
2,010,299	Voya Multi-Manager Emerging Markets Equity Fund - Class I	20,565,355	3.7
4,745,777	Voya Multi-Manager International Equity Fund - Class I	48,217,095	8.5
2,388,009	Voya Multi-Manager International Factors Fund - Class I	22,232,367	3.9
2,232,588	Voya Multi-Manager Mid Cap Value Fund - Class I	22,727,747	4.0
5,010,208	Voya U.S. Stock Index Portfolio - Class I	104,462,843	18.5
1,547,112	VY® BrandywineGLOBAL - Bond Portfolio - Class I	16,863,523	3.0
1,530,160	VY® Columbia Contrarian Core Portfolio - Class I	34,443,908	6.1
1,148,173	VY® Invesco Comstock Portfolio - Class I	25,351,654	4.5
571,614	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	11,283,656	2.0
1,761,117	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	56,355,753	10.0
1,766,781	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	22,915,153	4.1
330,558	VY® T. Rowe Price Growth Equity Portfolio - Class I	33,326,854	5.9

	Total Mutual Funds
	(Cost $440,186,836)	457,460,784	81.1

	Total Investments in Securities (Cost $534,589,959)	$563,780,084	99.9
	Assets in Excess of Other Liabilities	638,416	0.1
	Net Assets	$564,418,500	100.0

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$106,319,300	$–	$–	$106,319,300
Mutual Funds	457,460,784	–	–	457,460,784
Total Investments, at fair value	$563,780,084	$–	$–	$563,780,084
Liabilities Table
Other Financial Instruments+
Futures	$(765,669)	$–	$–	$(765,669)
Total Liabilities	$(765,669)	$–	$–	$(765,669)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$37,510,454	$154,030	$(34,820,351)	$(2,844,133)	$-	$151,592	$1,862,431	$-
Voya Intermediate Bond Fund - Class R6	24,748,449	29,372,975	(13,307,327)	(2,099,221)	38,714,876	217,888	(543,219)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,728,371	6,387,183	(772,401)	(2,777,798)	20,565,355	-	(52,442)	-
Voya Multi-Manager International Equity Fund - Class I	54,586,096	1,779,560	(1,925,791)	(6,222,770)	48,217,095	-	91,211	-
Voya Multi-Manager International Factors Fund - Class I	18,520,991	5,675,942	(884,356)	(1,080,210)	22,232,367	-	84,019	-
Voya Multi-Manager Mid Cap Value Fund - Class I	25,677,014	14,014	(1,395,718)	(1,567,563)	22,727,747	-	246,607	-
Voya U.S. Stock Index Portfolio - Class I	109,570,210	5,691,655	(4,669,182)	(6,129,840)	104,462,843	-	1,256,851	-
VY® Brandywine Global - Bond Portfolio - Class I	12,327,745	5,553,596	(581,138)	(436,680)	16,863,523	-	(2,252)	-
VY® Columbia Contrarian Core Portfolio - Class I	38,124,725	21,021	(1,851,110)	(1,850,728)	34,443,908	-	715,854	-
VY® Invesco Comstock Portfolio - Class I	27,736,382	31,261	(1,862,193)	(553,796)	25,351,654	-	1,621,709	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	11,935,614	1,332,722	(870,783)	(1,113,897)	11,283,656	-	268,839	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	62,651,484	35,035	(3,892,640)	(2,438,126)	56,355,753	-	540,596	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	24,169,210	2,721,387	(792,937)	(3,182,507)	22,915,153	-	118,760	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,638,869	5,173,786	(6,693,160)	(7,792,641)	33,326,854	-	941,378	-
	$507,925,614	$63,944,167	$(74,319,087)	$(40,089,910)	$457,460,784	$369,480	$7,150,342	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	44	06/13/22	$10,831,700	$(12,483)
			$10,831,700	$(12,483)
Short Contracts:
MSCI EAFE Index	(53)	06/17/22	(5,682,660)	(299,807)
MSCI Emerging Markets Index	(98)	06/17/22	(5,514,950)	(453,379)
			$(11,197,610)	$(753,186)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $539,574,777.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$53,065,406
Gross Unrealized Depreciation	(29,625,768)

Net Unrealized Appreciation	$23,439,638